Operating segments	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
(6)	Operating segments

Reportable segments have been determined based on a line of product approach. Intersegment transactions have been eliminated. The poultry segment consists of chicken and egg operations. The information included in the “Others” segment corresponds to operations of swine, balanced feed for animal consumption and other by-products that do not meet the quantitative thresholds to be considered as reportable segments.

Inter-segment pricing is determined on an arm’s length basis comparable to those which would be used with or between independent parties in comparable transactions. The accounting policies of operating segments are as those described in note 3 t).

Below is the information related to each reportable segment. Performance is measured based on each segment’s income before taxes, in the same manner as it is included in management reports that are regularly reviewed by the Company’s Board of Directors.

a)	Operating segment information

	Year ended December 31, 2018
	Poultry	Other	Total
Net revenues	$55,308,141	5,743,951	61,052,092
Cost of sales	46,562,214	4,860,162	51,422,376
Gross profit	8,745,927	883,789	9,629,716
Finance income	1,094,377	46,372	1,140,749
Finance costs	288,703	43,465	332,168
Income before taxes	4,025,050	491,501	4,516,551
Income taxes	1,028,335	126,643	1,154,978
Net income attributable to controlling interest	2,986,328	363,639	3,349,967
Property, plant and equipment, net	16,060,590	1,957,586	18,018,176
Goodwill	1,543,755	88,016	1,631,771
Intangible assets	962,738	(13,383)	949,355
Total assets	47,205,252	5,660,342	52,865,594
Total liabilities	13,364,922	1,334,967	14,699,889
Purchases of property, plant and equipment	1,747,286	235,297	1,982,583
Depreciation and amortization	1,121,751	105,166	1,226,917

	Poultry revenues	Other revenues
Total revenues	$55,312,273	5,785,289
Intersegments	(4,132)	(41,338)
Net revenues	$55,308,141	5,743,951

	Year ended December 31, 2017
	Poultry	Other	Total
Net revenues	$52,479,393	5,570,632	58,050,025
Cost of sales	42,767,202	4,735,757	47,502,959
Gross profit	9,712,191	834,875	10,547,066
Finance income	943,477	144,164	1,087,641
Finance costs	295,011	45,080	340,091
Income before taxes	5,522,187	516,692	6,038,879
Income taxes	958,201	126,243	1,084,444
Net income attributable to controlling interest	4,558,370	389,872	4,948,242
Property, plant and equipment, net	15,464,404	1,855,637	17,320,041
Goodwill	1,543,078	88,016	1,631,094
Intangible assets	1,040,042	-	1,040,042
Total assets	45,165,551	5,391,838	50,557,389
Total liabilities	13,525,194	1,354,267	14,879,461
Purchases of property, plant and equipment	3,154,390	358,988	3,513,378
Depreciation and amortization	982,019	93,769	1,075,788

	Poultry revenues	Other revenues
Total revenues	$52,484,264	5,616,254
Intersegments	(4,871)	(45,622)
Net revenues	$52,479,393	5,570,632

	Year ended December 31, 2016
	Poultry	Other	Total
Net revenues	$46,852,482	5,167,821	52,020,303
Cost of sales	38,285,367	4,349,704	42,635,071
Gross profit	8,567,116	818,116	9,385,232
Finance income	840,640	128,534	969,174
Finance costs	149,319	22,835	172,154
Income before taxes	5,077,042	517,554	5,594,596
Income taxes	1,494,918	148,515	1,643,433
Net income attributable to controlling interest	3,578,049	368,585	3,946,634
Property, plant and equipment, net	13,478,294	1,602,811	15,081,105
Goodwill	396,861	88,016	484,877
Total assets	40,035,990	5,054,476	45,090,466
Total liabilities	11,909,391	1,464,901	13,374,292
Purchases of property, plant and equipment	2,226,493	233,251	2,459,744
Depreciation and amortization	840,624	85,124	925,748

	Poultry revenues	Other revenues
Total revenues	$46,856,888	5,214,481
Intersegments	(4,406)	(46,660)
Net revenues	$46,852,482	5,167,821

b)	Geographical information

When submitting information by geographic area, revenue is classified based on the geographic location where the Company’s customers are located. Segment assets are classified in accordance with their geographic location. Geographical information for the “Others” segment is not included below because the operations are carried out entirely within Mexico.

	Year ended December 31, 2018
	Domestic poultry	Foreign poultry	Operations between geographical segments	Total
Net revenues	$37,766,974	17,599,239	(58,072)	55,308,141
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	979,034	742,694		1,721,728
Property, plant and equipment, net	13,002,755	3,057,835	-	16,060,590
Goodwill	212,833	1,330,922	-	1,543,755
Intangible assets	-	962,738	-	962,738

	Year ended December 31, 2017
	Domestic poultry	Foreign poultry	Operations between geographical segments	Total
Net revenues	$36,013,268	16,533,664	(67,539)	52,479,393
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	899,691	717,812	-	1,617,503
Property, plant and equipment, net	12,143,632	3,320,772	-	15,464,404
Goodwill	212,833	1,330,245	-	1,543,078
Intangible assets	-	1,040,042	-	1,040,042

	Year ended December 31, 2016
	Domestic poultry	Foreign poultry	Operations between geographical segments	Total
Net revenues	$33,414,262	13,496,189	(57,969)	46,852,482
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies
Non-current biological assets	902,662	765,881	-	1,668,543
Property, plant and equipment, net	10,481,074	2,997,221	-	13,478,294
Goodwill	212,833	184,028	-	396,861

c)	Major Customers

In Mexico, the Company’s products are traded among a large number of customers, without significant concentration with any specific customer. Therefore, in 2018, 2017 and 2016, no customer represented over 10% of the Company’s total revenues.

As of December 31, 2018 and 2017, the Company did not have operations with an individual customer that represented a significant concentration in the United States of America. As of December 31, 2016 the Company had transactions with The Sygma Network, Inc. representing 9% of total sales outside of Mexico.